Group Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Summary of Subsidiaries

Direct Holdings
Legal name of subsidiary	Country of incorporation	% equity interest		Principal activities
		2021	2022
Farfetch Holdings plc (previously Hulk Finco plc)	United Kingdom	100	100	Holding company

Indirect Holdings
Legal name of subsidiary	Country of incorporation	% equity interest		Principal activities
		2021	2022
Alanui S.r.l.	Italy	53	53	Retail
Allure Systems Corp.	Delaware (USA)	100	100	E-commerce services
Allure Systems Research France S.A.S.	France	100	100	E-commerce services
Ambush (Shanghai) Trading Co., Ltd	People's Republic of China	70	70	Retail
Ambush Inc.	Japan	70	70	Retail
Ambush Italy S.r.l.	Italy	70	70	Retail
APA S.r.l.	Italy	100	100	Retail
Beijing Qizhi Ruisi Information Consulting Co., Ltd	People's Republic of China	81	84	E-commerce services
Browns (South Molton Street) Limited	United Kingdom	100	100	Retail
Browns (South Molton Street) LLC	Delaware (USA)	-	100	Retail
County S.r.l.	Italy	100	100	Retail
F Concierge France S.A.S.	France	100	100	Retail
Fafaqi (Shanghai) Network Technology Development Co. Ltd	People's Republic of China	100	100	E-commerce services
Farfetch (Shanghai) E-Commerce Co. Ltd	People's Republic of China	75	75	E-commerce services
Farfetch Australia Pty Ltd	Australia	100	100	Back office support
Farfetch Brasil China Exportacao Ltda	Brazil	75	75	E-commerce services
Farfetch Canada Limited	Canada	100	100	Retail
Farfetch China (HK Holdings) Limited	Hong Kong	75	75	Holding company
Farfetch China Holdings Ltd	United Kingdom	75	75	Retail
Farfetch China Ltd	United Kingdom	75	75	Retail
Farfetch China US LLC	Delaware (USA)	75	75	E-commerce services
Farfetch Europe Trading B.V.	The Netherlands	100	100	Retail
Farfetch HK Holdings Limited	Hong Kong	100	100	Holding company
Farfetch HK Production Limited	Hong Kong	100	100	E-commerce and marketing
Farfetch India Private Limited****	India	100	100	Back office support
Farfetch International Limited	Isle of Man	80	80	Holding company
Farfetch Italia S.r.l.	Italy	100	100	Back office support
Farfetch Japan Co Ltd	Japan	100	100	E-commerce and marketing
Farfetch Mexico, S.A. de C.V.***	Mexico	100	100	Back office support
Farfetch Middle East FZE	United Arab Emirates	80	80	Back office support
Farfetch Osprey Limited	United Kingdom	-	100	Holding company
Farfetch Platform Solutions Limited	United Kingdom	100	100	E-commerce services
Farfetch Portugal-Unipessoal Lda	Portugal	100	100	Back office support
Farfetch RU LLC	Russian Federation	100	100	E-commerce services and back office support
Farfetch Store of the Future Limited	United Kingdom	100	100	Dormant company
Farfetch UK FINCO Limited	United Kingdom	100	100	Holding company
Farfetch UK Limited	United Kingdom	100	100	Marketing, providing editorial and merchant services
Farfetch US Holdings, Inc.	Delaware (USA)	100	100	Holding company

Farfetch W3 FZE	United Arab Emirates	-	100	E-commerce services
Farfetch.com Brasil Serviços Ltda**	Brazil	100	100	E-commerce, marketing and editorial services
Farfetch.com Limited	Isle of Man	100	100	Holding company
Farfetch.com US, LLC	California (USA)	100	100	E-commerce and marketing
Fashion Concierge HK Limited	Hong Kong	100	100	E-commerce services
Fashion Concierge Powered By Farfetch LLC	Delaware (USA)	100	100	E-commerce services
Fashion Concierge UK Limited	United Kingdom	100	100	E-commerce services
F.F.B.R. Importacao e Exportação LTDA*	Brazil	100	100	Import & Export Agent for Farfetch
Heron Preston S.r.l.	Italy	80	80	Retail
Heron Preston Trademark S.r.l.	Italy	51	51	Retail
JBUX Limited	United Kingdom	100	100	Retail
Kicks Lite, LLC	New York (USA)	100	100	E-commerce services
KPG S.r.l.	Italy	75	75	Retail
Laso. Co. Ltd	Japan	100	-	E-commerce services and marketing
Luxclusif, Unipessoal Lda.	Portugal	100	100	E-commerce services
Luxi (Shanghai) Trading Co., Ltd	People's Republic of China	100	100	Trading company
Luxis Baltic OÜ	Estonia	100	100	E-commerce services
M.A. Alliance Ltd.	Japan	100	100	E-commerce services
New Guards Group Holding S.p.A.	Italy	100	100	Retail
NGG Beauty S.r.l.	Italy	100	100	Retail
NGG Beta S.r.l.	Italy	-	100	Retail
NGGH++ S.r.l.	Italy	-	100	Retail
OC Italy S.r.l.	Italy	100	100	Retail
Off White (Shanghai) Trading Co., Ltd	People's Republic of China	75	75	Retail
Off White Operating Holding, Corp.	Delaware (USA)	75	75	Retail
Off White Operating London Limited	United Kingdom	75	75	Retail
Off White Operating Los Angeles, LLC	California (USA)	75	-	Retail
Off White Operating Miami, LLC	Florida (USA)	75	-	Retail
Off-White Operating Milano S.r.l.	Italy	75	75	Retail
Off-White Operating Paris S.a.r.l.	France	75	75	Retail
Off White Operating Soho, LLC	New York (USA)	75	-	Retail
Off White Operating Spain SL	Spain	75	75	Retail
Off-White Operating S.r.l.	Italy	75	75	Retail
Off-White Operating Switzerland GmbH	Switzerland	75	75	Retail
Off-White Operating The Netherlands B.V	The Netherlands	-	75	Retail
Off White Operating Vegas, LLC	Nevada (USA)	75	-	Retail
Palm Angels (Shanghai) Trading Co., Ltd	People's Republic of China	100	100	Retail
Palm Angels S.r.l.	Italy	60	60	Retail
SG Enterprises Europe B.V.	The Netherlands	-	100	Retail
SGNY1 LLC	New York (USA)	100	100	E-commerce services
Stadium Enterprises LLC	Delaware (USA)	100	100	E-commerce services
There Was One S.r.l.	Italy	100	100	E-commerce services
Unravel Project S.r.l.	Italy	61	61	Retail
Upteam Corporation Limited	Hong Kong	100	100	Holding company

Venice Holding Corp.	Delaware (USA)	100	100	Holding company
Venice Miami LLC	Florida (USA)	100	-	Retail
Venice Retail France SASU	France	-	100	Retail
Venice Retail Italy S.r.l.	Italy	100	100	Retail
Venice Retail UK Ltd	United Kingdom	-	100	Retail
Venice S.r.l.	Italy	100	100	Retail
Venice Vegas LLC	Nevada (USA)	100	-	Retail
Violet Grey, Inc.	Delaware (USA)	-	100	Retail
Wannaby Inc.	Delaware (USA)	-	100	Retail
Wannaby UAB	Lithuania	-	100	Retail

* Owned by Farfetch.com Limited (99.9%) and Farfetch UK Limited (0.1%)

** Owned by Farfetch.com Limited (99.9995%) and Farfetch UK Limited (0.0005%)

*** Owned by Farfetch.com Limited (1%) and Farfetch UK Limited (99%)

**** Owned by Farfetch.com Limited (0.1%) and Farfetch UK Limited (99.9%)